PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 5,013	$ 5,013
Accumulated depreciation		(5,013)	(4,598)
Property and equipment, net	$ 0	0	415
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		2,938	2,938
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 2,075	$ 2,075